[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


October 27, 2011


VIA EDGAR


Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

         Re:      Van Kampen Units Trusts, Series 1159
                  Amendment No. 1 to the Registration Statement on Form S-6 ("Amendment No. 1")
                  File No. 333-176332

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 1159, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 1 so that it may become effective as early as practicable on Thursday, October 27, 2011.

Very truly yours,

VAN KAMPEN UNIT TRUSTS, SERIES 1159

By: Van Kampen Funds, Inc.

By: /s/ JOHN F. TIERNEY
-----------------------
John F. Tierney
Vice President